Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Bank (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents included in assets held for sale	₩ 158,415